Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2014
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Top Ships Inc. (formerly Top Tankers Inc. and Ocean Holdings Inc.) and its wholly owned subsidiaries (collectively the "Company"). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of Marshall Islands, was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007 respectively. The Company is an international provider of worldwide petroleum products transportation services.

Top Ships Inc. is the sole owner of all outstanding shares of the following subsidiary companies as of June 30, 2014.

	Companies	Date of Incorporation	Country of Incorporation	Activity
1	TOP Tanker Management Inc.	May 2004	Marshall Islands	Management Company
2	Lyndon International Co.	October 2013	Marshall Islands	Non vessel-owning subsidiary company

Top Ships Inc. is the sole owner of all outstanding shares of the following shipowning subsidiary companies as of June 30, 2014.

	Shipowning Companies	Date of Incorporation	Country of Incorporation	Vessel
1	Monte Carlo 71 Shipping Company Limited	June 2014	Marshall Islands	M/T Eships Taweelah (acquired June 2014) (Note 8)
2	Monte Carlo One Shipping Company Ltd	June 2012	Marshall Islands	Hull No S407 (acquired March 2014) (Note 4)
3	Monte Carlo Seven Shipping Company Limited	April 2013	Marshall Islands	Hull No S414 (acquired March 2014) (Note 4)
4	Monte Carlo Lax Shipping Company Limited	May 2013	Marshall Islands	Hull No S417 (acquired March 2014) (Note 4)
5	Monte Carlo 37 Shipping Company Limited	September 2013	Marshall Islands	Hull No S418 (acquired March 2014) (Note 4)

6	Monte Carlo 39 Shipping Company Limited	December 2013	Marshall Islands	Hull No S419 (acquired March 2014 ) (Note 4)

During 2013 the Company was the sole owner of all outstanding shares of the following subsidiary shipowning companies with operations in 2013:

	Shipowning Companies	Date of Incorporation	Country of Incorporation	Vessel
1	Jeke Shipping Company Limited ("Jeke")	July 2007	Liberia	Evian (acquired February 2008, sold October 2013)
2	Warhol Shipping Company Limited ("Warhol")	July 2008	Liberia	Miss Marilena (delivered February 2009, sold October 2013)
3	Lichtenstein Shipping Company Limited ("Lichtenstein")	July 2008	Liberia	Lichtenstein (delivered February 2009, sold October 2013)
4	Indiana R Shipping Company Limited ("Indiana R")	July 2008	Liberia	UACC Shams (delivered March 2009, sold October 2013)
5	Britto Shipping Company Limited ("Britto")	July 2008	Liberia	Britto (delivered May 2009, sold October 2013)
6	Hongbo Shipping Company Limited ("Hongbo")	July 2008	Liberia	Hongbo (delivered August 2009, sold October 2013)
7	Banksy Shipping Company Limited (“Banksy”)	July 2008	Liberia	UACC Sila (delivered March 2009 , sold April 2013)

The lists above are not exhaustive as the Company has other subsidiaries relating to vessels that have been sold.

In June 20, 2014 Monte Carlo 71 Shipping Company Limited, a wholly owned subsidiary of the Company, acquired from a company affiliated with the Company's President, Chief Executive Officer and Director, Evangelos J. Pistiolis Hull No S406, renamed to M/T Eships Taweelah (see Note 8), as per a Memorandum Of Agreement signed in February 2014. The company treated the acquisition of the vessel as a purchase of an asset. The vessel was purchased with a time charter attached to Eships Tankers Ltd for two years plus one optional year, for a gross daily rate of $16,000 for the first two years and $17,250 for the optional year. The Company estimated that the rate according to the attached time charter of M/T Eships Taweelah does not significantly differ from prevailing market time charter rates for an equivalent vessel for an equivalent duration and hence has not recognized the attached time charter as an intangible asset.

Hulls No S407, S414, S417, S418 and S419 (the “Purchased Vessels”) were purchased on March 19, 2014 via share purchase agreements with their shipowning companies (the “Selling Shipowning Companies”), which were affiliated with the Company's President, Chief Executive Officer and Director, Evangelos J. Pistiolis (see Note 4). The Company's President, Chief Executive Officer and Director, Evangelos J. Pistiolis held the majority of shares in each of the Selling Shipowning Companies. Hence, the Company accounted for the acquisition of the Purchased Vessels as a transfer of assets between entities under common control and has recognized the Purchased Vessels at their historical carrying amounts in the accounts of the Selling Shipowning Companies at the date of transfer.

The amount of the consideration given in excess of the Selling Shipowning Companies basis in the net assets is recognized as a reduction to the Company’s capital and presented as “Excess of consideration over acquired assets” in the Company’s Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity.

These unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S generally accepted accounting principles (“U.S GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and in the opinion of the management reflect all adjustments, which include normal recurring adjustments, considered necessary for a fair presentation of financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2014 are not necessarily indicative of the results that might be expected for the financial year ending December 31, 2014. These financial statements should be read in conjunction with the consolidated financial statements and footnotes for the year ended December 31, 2013.

On April 21, 2014, the Company effected a 1-for-7 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company. All share and per share amounts in these financial statements have been retroactively adjusted to reflect this stock split. As a result of the reverse stock split, the number of outstanding shares as of April 21, 2014 was decreased to 8,309,989 while the par value of the Company’s common shares remained unchanged at $0.01 per share (Note 11).

Management of Company Vessels

From March 10 2014, the Company has outsourced to Central Shipping Monaco SAM (“CSM”), a related party controlled by the Company's Chief Executive Officer, all operational, technical and commercial functions, pursuant to a letter agreement concluded between CSM and the Company and management agreements concluded between CSM and the Company's vessel-owning subsidiaries on March 10, 2014 and on June 18, 2014 (see Note 5). From July 1, 2010 until March 10, 2014 Central Mare Inc (“Central Mare”), a related party controlled by the family of the Company's Chief Executive Officer, was responsible for all of the chartering, operational and technical management of the Company’s fleet (see Note 5).

As of December 31, 2013 the net amounts due to Central Mare and CSM were $807 and as of June 30, 2014 the net amounts due to Central Mare and CSM were $375. The above amounts are included in Due to related parties, which are separately presented in the accompanying unaudited interim condensed consolidated balance sheets (Note 5).